Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Basic Net Income Per Share and Diluted Net Income Per Share

Basic net income per share and diluted net income per share have been calculated as follows:

	2011	2012	2013
Net income (loss) attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	46,147	(4,705)	396

Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	78,266,839	77,498,250	79,871,761
Employee stock options (treasury effect)	3,846,926	—	767,745

Number of ordinary shares outstanding used in computing diluted net income (loss) per share	82,113,765	77,498,250	80,639,506

Net income (loss) per share - basic	0.59	(0.06)	0.00
Net income (loss) per share - diluted	0.56	(0.06)	0.00